STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Investments, at fair value	$ 376,680,505	$ 351,751,871
Notes receivable from participants	6,301,469	6,047,281
Other receivable	22,212	27,100
Cash	3,162	3,140
TOTAL ASSETS	383,007,348	357,829,392
LIABILITIES
Other liabilities	2	2
TOTAL LIABILITIES	2	2
NET ASSETS AVAILABLE FOR BENEFITS	383,007,346	357,829,390
Prosperity Bancshares, Inc. Common Stock
Investments, at fair value:
Investments, at fair value	38,813,766	40,006,459
Mutual Funds
Investments, at fair value:
Investments, at fair value	79,774,967	73,721,521
Collective Investment Trusts
Investments, at fair value:
Investments, at fair value	243,037,548	220,268,306
Money Market Account
Investments, at fair value:
Investments, at fair value	$ 15,054,224	$ 17,755,585